CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Thousands, unless otherwise specified	12 Months Ended		15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash provided by (used in): OPERATING ACTIVITIES
Net income (loss)	(43,522)	10,579	19,863
Items not affecting cash:
Depreciation of property and equipment	7,678	7,950	8,138
Amortization of intangible assets	5,138	965	923
Impairment of assets - Note 10	3,425	0	0
Provision for loan losses - Note 6	31,004	2,559	788
Premium paid to acquire the loan portfolio - Note 4	36,820	0	0
Equity loss on investments	0	0	540
Stock-based compensation	733	786	1,098
Accretion of long-term debt discount and amortization of deferred financing costs	1,466	0	0
Deferred income taxes	(9,784)	153	(2,068)
Change in non-cash working capital:
Consumer loans receivable, net - Note 5	(8,649)	(2,744)	(4,985)
Other receivables and long-term receivables	(6,685)	(3,666)	(6,662)
Prepaid expenses, deposits and other assets	559	(2,408)	(841)
Income taxes receivable	(4,576)	138	150
Accounts payable and accrued liabilities	217	2,942	10,232
Income taxes payable	(138)	(2,116)	2,116
Deferred revenue	(1,194)	(1,217)	7,047
Deferred lease inducements	(151)	106	720
Net Cash Provided by (Used in) Operating Activities	12,341	14,027	37,059
INVESTING ACTIVITIES
Purchase of consumer loans portfolio - Note 4	(27,235)	0	0
Premium paid to acquire the loan portfolio - Note 4	(36,820)	0	0
Business acquisitions	0	(25)	(5,276)
Cash restricted - Note 5	3,816	(3,100)	(1,757)
Purchase of intangible assets - Note 4	(31,795)	(895)	(2,648)
Purchase of property and equipment	(3,985)	(6,826)	(17,440)
Purchase of long-term investments	0	0	(360)
Net Cash Provided by (Used in) Investing Activities	(96,019)	(10,846)	(27,481)
FINANCING ACTIVITIES
Repayment of obligations under capital leases and other obligations	(961)	(778)	(156)
Proceeds from issuance of senior secured notes - Note 15	102,577	0	0
Deferred financing costs	(8,297)	(14)	0
Dividends paid on common shares - Note 20	(6,269)	(7,929)	(9,120)
Issuance of common shares	292	2,092	2,397
Shares repurchased	0	0	(3,336)
Net Cash Provided by (Used in) Financing Activities	87,342	(6,629)	(10,215)
INCREASE (DECREASE) IN UNRESTRICTED CASH	3,664	(3,448)	(637)
UNRESTRICTED CASH, BEGINNING OF PERIOD	9,934	13,382	14,019
UNRESTRICTED CASH, END OF PERIOD	13,598	9,934	13,382
Supplemental cash flow information:
Interest paid	222	147	210
Interest received	4	30	(8)
Income taxes paid (inclusive of tax refunds)	1,204	8,132	8,891
Non-cash investing and financing activities:
Addition of capital lease obligations and other obligations	4,454	121	683
Addition of consumer loans portfolio in exchange for senior secured notes	22,779	0	0
Addition of intangible asset due to taxable difference on acquisition	2,524	0	0
Addition of goodwill due to taxable difference on acquisition	552	0	0